SHAREHOLDERS’ EQUITY (Details) - $ / shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred shares authorized (in shares)	25,000,000	25,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Stock conversion ratio (in shares)	1
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued (in shares)	110,451,097
Ordinary shares outstanding (in shares)	110,451,097	101,228,857
Common stock, voting rights	one
Class A Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Ordinary shares outstanding (in shares)	110,451,097	101,228,857	87,032,559	86,460,560
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued (in shares)	12,053,331
Ordinary shares outstanding (in shares)	12,053,331	20,847,553
Common stock, voting rights	one
Class B Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Ordinary shares outstanding (in shares)	12,053,331	20,847,553	20,983,553	21,104,225